CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Cash Flows From Operating Activities:
Net income	$ 2,974,141	$ 1,925,539	$ 1,517,760
Adjustments to reconcile net income to net cash provided by operating activities:
Provision (benefit) for deferred income taxes	(1,254,000)	966,000	727,000
Deferred revenue		(1,020,833)	(1,166,667)
Realized (gain) loss on sale of marketable securities	805	(23,734)	36,999
(Gain) on disposition of property and equipment			(500)
Depreciation	1,775,690	1,682,690	1,635,660
Amortization of deferred charges	296,298	279,875	315,779
Deferred finance costs included in interest expense	22,877	22,877	22,872
Other assets - deferred charges	(74,095)	(417,031)	(63,105)
- unbilled receivables	266,555	198,896	390,400
- unbilled receivable - bad debts		80,302
- receivables			30,000
Changes in:
Receivables	(87,588)	128,601	345,326
Prepaid expenses	(276,113)	(121,802)	(75,221)
Income taxes refundable	(1,901)	10,113	678,261
Accounts payable	(4,898)	(1,240)	40,584
Payroll and other accrued liabilities	(411,257)	270,849	(473,560)
Other taxes payable	105	1,172	991
Net cash provided by operating activities	3,226,619	3,982,274	3,962,579
Cash Flows From Investing Activities:
Acquisition of property and equipment	(3,083,585)	(2,103,042)	(2,508,505)
Restricted cash	(328,816)	(136,396)	252,626
Marketable securities:
Receipts from sales	268,857	282,435	314,008
Payments for purchases	(354,103)	(854,288)	(848,200)
Net cash (used) by investing activities	(3,497,647)	(2,811,291)	(2,790,071)
Cash Flows From Financing Activities:
Increase - security deposits payable	307,474	138,232	121,377
Payments - mortgage and other debt payments	(162,568)	(1,156,846)	(150,763)
Net cash provided (used) by financing activities	144,906	(1,018,614)	(29,386)
Net increase (decrease) in cash and cash equivalents	(126,122)	152,369	1,143,122
Cash and cash equivalents at beginning of year	5,381,195	5,228,826	4,085,704
Cash and cash equivalents at end of year	$ 5,255,073	$ 5,381,195	$ 5,228,826